Intangible Assets, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 492.1	$ 410.4	$ 148.9
Computer software
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	38.4	34.0	$ 10.1
Trademarks | North America Gaming and Interactive
Indefinite-lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets	$ 30.0
Trademarks | International
Indefinite-lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets		$ 9.7